Operating costs - Summary of research and development expenditure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating costs
Personnel costs	€ (124,260)	€ (81,352)	€ (59,950)
Subcontracting	(249,926)	(197,644)	(123,054)
Disposables and lab fees and premise costs	(23,880)	(25,525)	(22,277)
Depreciation	(10,874)	(5,655)	(3,679)
Other operating expenses	(18,380)	(12,699)	(9,542)
Total R&D expenses	€ (427,320)	€ (322,875)	€ (218,502)